OTHER FINANCIAL ASSETS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Gain on marketable securities designated fair value through profit or loss	$ 19,100	$ 0
Gains (losses) on available-for-sale financial assets	126,800	(5,800)
Carrying value of all shares designated at FVTOCI	$ 154,218	$ 48,498